Penn Capital Senior Floating Rate Income Fund
Penn Capital Senior Floating Rate Income Fund
Supplement dated July 31, 2017

to the Prospectus dated October 31, 2016, as supplemented

This Supplement updates certain information in the Prospectus for the Penn Capital Senior Floating Rate Income Fund (the “Fund”), a series of the PENN Capital Funds Trust (the “Trust”). You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-844-302-PENN or at www.penncapitalfunds.com.

The Board of Trustees of the Trust has approved a reduction in the contractual advisory fee rate and expense limits for the Fund.  Effective immediately, the Fund’s contractual advisory fee rate is reduced to 0.55%, and the Fund’s total annual operating expenses (excluding certain items specified in the Prospectus) are limited to 0.64% for Institutional Class shares and 0.89% for Investor Class shares.  All references to the Fund’s advisory fee and expense limitation arrangement in the Prospectus are hereby changed accordingly.

Accordingly, the following replaces the Fund’s Fees and Expenses table on page 17.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Penn Capital Senior Floating Rate Income Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee Paid to the Fund (as a percentage of amount redeemed in 90 days or less from date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Penn Capital Senior Floating Rate Income Fund		Institutional Class	Investor Class
Management Fees		0.55%	0.55%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	2.08%	2.08%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	2.66%	2.91%
Less Fee Waiver and/or Expense Reimbursement	[3]	(1.99%)	(1.99%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[3]	0.67%	0.92%
[1]	"Other Expenses" are estimated for the Investor Class shares of the Fund for the current fiscal year.
[2]	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	PENN Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2017, do not exceed 0.64% for Institutional Class shares and 0.89% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the end of the fiscal year in which the Advisor waived fees or paid expenses, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.

The following replaces the Fund’s Expense Example table on page 18.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example - Penn Capital Senior Floating Rate Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	68	637	1,232	2,845
Investor Class	94	712	1,357	3,090